Tax Effects of Temporary Differences that Give Rise to Deferred Tax Balances (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Deferred tax assets, current:
Provision for doubtful receivables	$ 3,736	23,179	10,670
Net operating loss carry-forward	3,975	24,666	0
Accrued expenses, payroll and others	125,307	777,478	316,092
Less: valuation allowance	(22,624)	(140,371)	(39,918)
Current deferred tax assets, net	110,394	684,952	286,844
Deferred tax assets, non-current:
Fixed assets depreciation	6,150	38,157	28,755
Net operating loss carry-forward	145,987	905,790	580,963
Advertising expenses and others	49,420	306,635	163,591
Less: valuation allowance	(159,793)	(991,455)	(675,369)
Non-current deferred tax assets, net	41,764	259,127	97,940
Long-lived assets arising from acquisitions	88,561	549,485	619,550
Withholding tax on PRC subsidiaries' undistributed earnings	95,789	594,336	580,720
Deferred tax liabilities	$ 184,350	1,143,821	1,200,270